PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 184,348	$ 221,396
Accumulated depreciation and impairment	102,102	140,559
Depreciation cost	82,246	80,837
Buildings And Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	90,914	90,564
Computers, software and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	45,119	44,993
Network Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	40,016	76,917
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	5,387	5,930
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	390	444
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,522	$ 2,548